Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges

The following table presents the components of the gains or losses related to the effective portion of the derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of gains (losses) recognized at December 31
cash flow hedging instruments	2014	2013	2012
Interest rate swaps, net of tax (benefit) expense of ($217), ($238), and ($950), at December 31, 2014, 2013, and 2012, respectively	$(403)	(443)	(1,763)
Foreign currency swaps, net of tax expense of $4,683, $0, and $0 at December 31, 2014, 2013, and 2012, respectively	8,698	—	—

	$8,295	(443)	(1,763)

Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts

As of December 31, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	2014	2013
Options:
Purchased (asset):
Amortized cost	$516,120	397,427
Fair value	504,309	603,043
Notional	40,747,227	29,396,102
Sold (liability):
Basis	$323,227	305,781
Fair value	322,185	415,813
Notional	32,723,520	25,178,432

Credit Derivative Type By Derivative Risk Exposure And Reference Type

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2014:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	145,300	2,364	8	BBB+
Below investment grade risk Emerging markets sovereign credit	6,200	(642)	11	BBB-

Total	$151,500	$1,722

Balance Sheet Location and Fair Value of Derivatives

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2014	2013
Interest rate swaps	$950	1,570
Foreign currency swaps	15,647	—

Total cash flow hedging instruments	$16,597	1,570

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	180,789	184,313
ETO	33	381
SAR	1,302	2,536
GMWB	(1,491,280)	(45,772)
GMAB	(264,857)	(107,973)
MVLO	(14,903,758)	(11,756,097)
CDO embedded derivative	3,669	3,819
TRS	7,156	(24,405)
Other embedded derivative	1,673	1,903
Interest rate swaps	62,297	(730,399)

Total nonqualifying hedging instruments	(16,402,976)	(12,471,694)

Total derivative instruments	$(16,386,379)	(12,470,124)

Location in Consolidated Balance Sheets
Derivatives	$721,736	831,707
Account balances and future policy benefit reserves	(16,659,895)	(11,909,842)
Derivative liability	(448,220)	(1,391,989)

Total derivative instruments	$(16,386,379)	(12,470,124)

Gains or Losses Recognized in Income

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

Derivatives designated as nonqualifying hedging instruments and	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the years ended December 31
certain hedged item, net	Statements of Operations	2014	2013	2012
MVLO	Policy fees	$194,229	568,744	518,420
MVLO	Policyholder benefits	2,159	10,191	(38,024)
MVLO	Change in fair value of annuity embedded derivatives	(3,344,049)	(2,677,038)	(1,165,614)
GMWB	Change in fair value of annuity embedded derivatives	(1,445,524)	912,073	59,087
GMAB	Change in fair value of annuity embedded derivatives	(166,411)	166,904	(33,658)

	Total change in fair value of annuity embedded derivatives	(4,955,984)	(1,598,061)	(1,140,185)

OTC	Change in fair value of assets and liabilities	862,097	(479,713)	(198,790)
ETO	Change in fair value of assets and liabilities	66,855	(11,538)	(119,830)
Futures	Change in fair value of assets and liabilities	(267,628)	1,693,399	(14,930)
SAR	Change in fair value of assets and liabilities	69	1,823	1,292
CDO embedded derivative	Change in fair value of assets and liabilities	(150)	(119)	(33)
Other embedded derivatives	Change in fair value of assets and liabilities	(230)	(623)	(2,151)
Interest rate swaps	Change in fair value of assets and liabilities	1,085,355	(684,511)	39,610
TRS	Change in fair value of assets and liabilities	113,236	391,726	152,174
Credit Default Swaps	Change in fair value of assets and liabilities	(626)	—	—
Currency swaps	Change in fair value of assets and liabilities	—	—	(16,829)

	Total change in fair value of freestanding and other derivatives	1,858,978	910,444	(159,487)

	Total derivative loss, net	$(2,900,618)	(108,682)	(819,276)

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2014
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$715,092	—	715,092	(424,495)	(212,596)	78,001
Derivative liabilities	(448,220)	—	(448,220)	424,495	23,352	(373)

Net derivatives	$266,872	—	266,872	—	(189,244)	77,628

	December 31, 2013
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$823,449	—	823,449	(700,630)	(103,612)	19,207
Derivative liabilities	(1,391,989)	—	(1,391,989)	700,630	690,015	(1,344)

Net derivatives	$(568,540)	—	(568,540)	—	586,403	17,863

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.